Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Term Bank Loans	$ 1,423,296	$ 1,509,794
Less: deferred finance costs, net	(8,239)	(9,437)
Total long-term debt	1,415,057	1,500,357
Less: current portion of debt	(184,777)	(235,082)
Add deferred finance costs, current portion	2,329	2,654
Total long-term portion, net of current portion and deferred finance costs	$ 1,232,609	$ 1,267,929